THE ONE(R) PROVIDER(SM)

GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932

TELEPHONE: 1-800-854-3384

                                                           [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you enroll for coverage under The One Provider (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

X Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

X Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:

                       INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
 JPMorgan Insurance Trust Core Bond Investment Division (formerly    JPMorgan Insurance Trust Core Bond Portfolio 1 (formerly
 named "JPMorgan Investment Trust Bond Investment Division")         named "JPMorgan Investment Trust Bond Portfolio")
 JPMorgan Insurance Trust Government Bond Investment Division        JPMorgan Insurance Trust Government Bond Portfolio 1
 (formerly named "JPMorgan Investment Trust Government Bond          (formerly named "JPMorgan Investment Trust Government Bond
 Investment Division")                                               Portfolio")
 JPMorgan Insurance Trust Balanced Investment Division (formerly     JPMorgan Insurance Trust Balanced Portfolio 1 (formerly
 named "JPMorgan Investment Trust Balanced Investment Division")     named "JPMorgan Investment Trust Balanced Portfolio")
 JPMorgan Insurance Trust Large Cap Growth Investment Division       JPMorgan Insurance Trust Large Cap Growth Portfolio 1
 (formerly named "JPMorgan Investment Trust Large Cap Growth         (formerly named "JPMorgan Investment Trust Large Cap Growth
 Investment Division")                                               Portfolio")
 JPMorgan Insurance Trust Equity Index Investment Division           JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly
 (formerly named "JPMorgan Investment Trust Equity Index             named "JPMorgan Investment Trust Equity Index Portfolio")
 Investment Division")
 JPMorgan Insurance Trust Diversified Equity Investment Division     JPMorgan Insurance Trust Diversified Equity Portfolio 1
 (formerly named "JPMorgan Investment Trust Diversified Equity       (formerly named "JPMorgan Investment Trust Diversified
 Investment Division")                                               Equity Portfolio")
 JPMorgan Insurance Trust Diversified Mid Cap Growth Investment      JPMorgan Insurance Trust Diversified Mid Cap Growth
 Division (formerly named "JPMorgan Investment Trust Mid Cap         Portfolio 1 (formerly named "JPMorgan Investment Trust Mid
 Growth Investment Division")                                        Cap Growth Portfolio")
 JPMorgan Insurance Trust Intrepid Mid Cap Investment Division       JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
 (formerly named "JPMorgan Investment Trust Diversified Mid Cap      (formerly named "JPMorgan Investment Trust Diversified Mid
 Investment Division")                                               Cap Portfolio")
 JPMorgan Insurance Trust Diversified Mid Cap Value Investment       JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
 Division (formerly named "JPMorgan Investment Trust Mid Cap Value   1 (formerly named "JPMorgan Investment Trust Mid Cap Value
 Investment Division")                                               Portfolio")
 Fidelity Variable Insurance Products Equity-Income Investment       Service Class of the Equity-Income Portfolio of the Fidelity
 Division                                                            Variable Insurance Products
 Fidelity Variable Insurance Products High Income Investment         Service Class of the High Income Portfolio of the Fidelity
 Division                                                            Variable Insurance Products

                       INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
 Fidelity Variable Insurance Products Money Market Investment        Initial Class of the Money Market Portfolio of the Fidelity
 Division                                                            Variable Insurance Products
 Fidelity Variable Insurance Products Asset Manager Investment       Service Class of the Asset Manager Portfolio of the Fidelity
 Division                                                            Variable Insurance Products
 Fidelity Variable Insurance Products Index 500 Investment Division  Initial Class of the Index 500 Portfolio of the Fidelity
                                                                     Variable Insurance Products
 Fidelity Variable Insurance Products Growth Opportunities           Service Class of the Growth Opportunities Portfolio of the
 Investment Division                                                 Fidelity Variable Insurance Products
 Putnam VT International Equity Investment Division                  Class IB of the Putnam VT International Equity Fund of
                                                                     Putnam Variable Trust
 Putnam VT Vista Investment Division                                 Class IB of the Putnam VT Vista Fund of Putnam Variable Trust
 Putnam VT Voyager Investment Division                               Class IB of the Putnam VT Voyager Fund of Putnam Variable
                                                                     Trust

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
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PROSPECTUS DATED: MAY 1, 2006

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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TABLE OF CONTENTS

                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                                                   4
FEE TABLES                                                                                                                      5
ABOUT US                                                                                                                        8
     Hartford Life and Annuity Insurance Company                                                                                8
     ICMG Registered Variable Life Separate Account One                                                                         8
     The Funds                                                                                                                  8
CHARGES AND DEDUCTIONS                                                                                                         10
YOUR CERTIFICATE                                                                                                               12
PREMIUMS                                                                                                                       12
DEATH BENEFITS AND POLICY VALUES                                                                                               13
MAKING WITHDRAWALS FROM THE CERTIFICATE                                                                                        15
TRANSFERS AMONG INVESTMENT DIVISIONS                                                                                           16
LOANS                                                                                                                          19
LAPSE AND REINSTATEMENT                                                                                                        20
TERMINATION OF POLICY                                                                                                          20
CONTRACT LIMITATIONS                                                                                                           20
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                                                                                        21
SUPPLEMENTAL BENEFITS                                                                                                          21
OTHER MATTERS                                                                                                                  21
FEDERAL TAX CONSIDERATIONS                                                                                                     22
PERFORMANCE RELATED INFORMATION                                                                                                26
LEGAL PROCEEDINGS                                                                                                              26
GLOSSARY OF SPECIAL TERMS                                                                                                      28
WHERE YOU CAN FIND MORE INFORMATION                                                                                            29


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4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

- Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

- Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)       When you pay premium.                                 9% of the premium paid.
Premium Tax Charge     When you pay premium.                                 Generally, between 0% and 4% of any premium you pay.
                                                                             The percentage we deduct will vary by locale
                                                                             depending on the tax rates in effect there.
Deferred Acquisition   When you pay premium.                                 1.25% of each premium you pay. We will adjust the
Cost Tax Charge                                                              charge based on changes in the applicable tax law.
Partial Withdrawal     When you take a withdrawal.                           $25 per partial withdrawal.
Fee


(1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:

            POLICY YEAR                        CURRENT PERCENTAGE                     MAXIMUM PERCENTAGE
------------------------------------------------------------------------------------------------------------------
                1-7                                   6.75%                                   9%
                8+                                    4.75%                                   7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
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
Cost of Insurance      Monthly.                                              Minimum Charge
Charges (1)                                                                  $0.16 per $1,000 of the net amount at risk for a
                                                                             20-year-old female medically insured preferred
                                                                             non-smoker in the first year.
                                                                             Maximum Charge
                                                                             $329.96 per $1,000 of the net amount at risk for a
                                                                             95-year-old male in the first year.
                                                                             Charge for representative insureds
                                                                             $0.84 per $1,000 of the net amount at risk for a
                                                                             45-year-old male guaranteed issue standard
                                                                             non-smoker in the first year.
Mortality and          Daily.                                                On an annual basis, .65% of the value of each
Expense Risk Charge                                                          Investment Division's assets.
Administrative Charge  Monthly.                                              $10 per Coverage Month.
Rider Charges          Monthly.                                              Currently no rider charges for this product.
Loan Interest Rate     Monthly if you have taken a loan on your              The maximum adjustable loan interest rate is the
                       Certificate.                                          greater of:
                                                                             -  5%; and
                                                                             -  the Published Monthly Average for the calendar
                                                                                month two (2) months prior to the date on which
                                                                                we determine the adjustable loan interest rate.
                                                                                (2)


(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

(2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                        ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                          0.10%        1.18%


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6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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               HARTFORD LIFE INSURANCE COMPANY THE ONE PROVIDER
      ANNUAL FUND OPERATING EXPENSES AS OF EACH FUND'S FISCAL YEAR END
                       (as a percentage of net assets)

                                                                                       TOTAL ANNUAL
                                                                                           FUND
                                                                                         OPERATING
                                                                                         EXPENSES
                                                                 12b-1                    (BEFORE                          NET
                                                              DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                                 MANAGEMENT    SERVICING     OTHER        EXPENSE          EXPENSE      OPERATING
                                                    FEES         FEES      EXPENSES   REIMBURSEMENTS)  REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio
   1 (formerly named "JPMorgan Investment
   Trust Bond Portfolio")                            0.40%        N/A         0.15%         0.55%            N/A           0.55%
JPMorgan Insurance Trust Government Bond
   Portfolio 1 (formerly named "JPMorgan
   Investment Trust Government Bond
   Portfolio")                                       0.40%        N/A         0.16%         0.56%            N/A           0.56%
JPMorgan Insurance Trust Balanced Portfolio 1
   (formerly named "JPMorgan Investment Trust
   Balanced Portfolio")                              0.55%        N/A         0.18%         0.73%            N/A           0.73%
JPMorgan Insurance Trust Large Cap Growth
   Portfolio 1 (formerly named "JPMorgan
   Investment Trust Large Cap Growth
   Portfolio")                                       0.65%        N/A         0.16%         0.81%            N/A           0.81%
JPMorgan Insurance Trust Equity Index
   Portfolio 1 (1) (formerly named "JPMorgan
   Investment Trust Equity Index Portfolio")         0.25%        N/A         0.18%         0.43%           0.03%          0.40%
JPMorgan Insurance Trust Diversified Equity
   Portfolio 1 (formerly named "JPMorgan
   Investment Trust Diversified Equity
   Portfolio")                                       0.55%        N/A         0.17%         0.72%            N/A           0.72%
JPMorgan Insurance Trust Diversified Mid Cap
   Growth Portfolio 1 (formerly named
   "JPMorgan Investment Trust Mid Cap Growth
   Portfolio")                                       0.65%        N/A         0.19%         0.84%            N/A           0.84%
JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio 1 (formerly named "JPMorgan
   Investment Trust Diversified Mid Cap
   Portfolio")                                       0.65%        N/A         0.20%         0.85%            N/A           0.85%
JPMorgan Insurance Trust Diversified Mid Cap
   Value Portfolio 1 (formerly named
   "JPMorgan Investment Trust Mid Cap Value
   Portfolio")                                       0.65%        N/A         0.16%         0.81%            N/A           0.81%
Fidelity Variable Insurance Products
   Equity-Income Portfolio -- Service Class
   (2)                                               0.47%       0.10%        0.09%         0.66%            N/A           0.66%
Fidelity Variable Insurance Products High
   Income Portfolio -- Service Class                 0.57%       0.10%        0.13%         0.80%            N/A           0.80%
Fidelity Variable Insurance Products Money
   Market Portfolio -- Initial Class                 0.20%        N/A         0.09%         0.29%            N/A           0.29%
Fidelity Variable Insurance Products Asset
   Manager Portfolio -- Service Class (3)            0.52%       0.10%        0.12%         0.74%            N/A           0.74%
Fidelity Variable Insurance Products Index
   500 Portfolio -- Initial Class (4)                0.10%        N/A         0.00%         0.10%            N/A           0.10%



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               7



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
                                                                                       TOTAL ANNUAL
                                                                                           FUND
                                                                                         OPERATING
                                                                                         EXPENSES
                                                                 12b-1                    (BEFORE                          NET
                                                              DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                                 MANAGEMENT    SERVICING     OTHER        EXPENSE          EXPENSE      OPERATING
                                                    FEES         FEES      EXPENSES   REIMBURSEMENTS)  REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Growth
   Opportunities Portfolio -- Service Class (2)      0.57%       0.10%        0.13%         0.80%            N/A           0.80%
Putnam VT International Equity Fund -- Class
   IB Shares                                         0.75%       0.25%        0.18%         1.18%            N/A           1.18%
Putnam VT Vista Fund -- Class IB Shares              0.65%       0.25%        0.09%         0.99%            N/A           0.99%
Putnam VT Voyager Fund -- Class IB Shares            0.57%       0.25%        0.06%         0.88%            N/A           0.88%


(1) The investment adviser or its affiliates have contractually agreed to waive a portion of its fees and/or reimburse expenses until April 30, 2007.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including these reductions, the total class operating expenses would have been 0.65% for the Equity Income Portfolio; and, 0.75% for the Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.73% for the Asset Manager Portfolio. These offsets may be discontinued at any time.

(4) Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are sold exclusively to separate accounts of insurance companies for variable annuity and variable life insurance products. (1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although they may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Portfolios and the Portfolios' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Portfolios' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Bond Portfolio") -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

JPMORGAN INSURANCE TRUST GOVERNMENT BOND PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Government Bond Portfolio") -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

JPMORGAN INSURANCE TRUST BALANCED PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Balanced Portfolio") -- The Portfolio seeks to provide total return while preserving capital.

JPMORGAN INSURANCE TRUST LARGE CAP GROWTH PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Large Cap Growth Portfolio") -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

JPMORGAN INSURANCE TRUST EQUITY INDEX PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Equity Index Portfolio") -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). (2)

JPMORGAN INSURANCE TRUST DIVERSIFIED EQUITY PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Diversified Equity Portfolio") -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP GROWTH PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Mid Cap Growth Portfolio") -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO 1 (formerly named "JPMorgan Investment Trust Diversified Mid Cap Portfolio") -- The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

------------

(1) In the future, shares of the JPMorgan Investment Trust Portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants.

(2) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with JPMorgan Investment Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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JPMORGAN INSURANCE TRUST DIVERSIFIED MID CAP VALUE PORTFOLIO 1 (formerly named
"JPMorgan Investment Trust Mid Cap Value Portfolio") -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: SERVICE CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)).

FIDELITY(R) VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: SERVICE CLASS -- Seeks a high level of current income, while also considering growth of capital.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS MONEY MARKET PORTFOLIO: INITIAL CLASS -
- Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS ASSET MANAGER(SM) PORTFOLIO: SERVICE CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO: INITIAL CLASS -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(SM) Index (S&P 500(R)).

FIDELITY(R) VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth.

PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Portfolios accompanying this Prospectus for more detailed information. Each Portfolio is subject to certain investment restrictions, which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses for each of the Portfolios.

INVESTMENT ADVISERS -- JPMorgan Investment Advisors Inc., an indirect wholly owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to JPMorgan Insurance Trust. Fidelity Management & Research Company is the investment adviser to the Fidelity Variable Insurance Products Fund. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of some of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

HOW CONTRACTS ARE SOLD

HOW POLICIES ARE SOLD: HARTFORD EQUITY SALES COMPANY, INC. ("HESCO") serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



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Policies will be sold by individuals who have been appointed by us as insurance agents and who are Sales Representatives (Registered Representatives) of broker-dealers that have entered into selling agreements with HESCO. We generally bear the expenses of providing services pursuant to policies, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the policies according to selling agreements with Financial Intermediaries. Your Sales Representative may be compensated on a fee for services and/or commission basis. Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.

We pay commissions that vary with the sales agreements and associated commission schedules. The maximum commission that we pay for premium paid in the First Policy Year is 10% of the premium paid. In Policy Years 2 and later, the most common commission we pay is 10% of premiums paid..

Your Sales Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Sales Representative and their Financial Intermediary. We are not involved in determining your Sales Representative's compensation. A Sales Representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. You are encouraged to ask your Sales Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our policies. Additional Payments are generally based on reimbursement of sales, marketing and operational expenses and/or on sales, premiums or assets of policies attributable to a particular Financial Intermediary. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; and/or (4) personnel education or training.

Consistent with NASD Conduct Rules, we and/or our affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as (1) sponsor various educational programs; (2) pay for the travel expenses, meals, lodging and entertainment, including tickets to sporting events, of Financial Intermediaries and their Sales Representatives; and/or (3) provide nominal gifts. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.



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Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(A) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(B) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(C) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.


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YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven
(7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return



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  your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.

We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.



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INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The
Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If your beneficiary elects to receive the Death Proceeds in a lump sum, We may transfer that amount to Our General Account and issue the beneficiary a draftbook. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the Certificate:

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary.



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SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.



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If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.

WHAT IS AN INVESTMENT DIVISION TRANSFER?

An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.

WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?

When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.

Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

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For example, if we combine all transfer-out requests and Surrenders of a Stock
Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?

You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.

FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of a Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.

However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in a Money Market Investment Division and you transfer all $10,000 into a Stock Investment Division, on that same day you could not then transfer the $10,000 out of that Stock Investment Division into another Investment Division.

SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   12 Transfer Rule (described above)

X   Third Party Transfer Service Agreements (described below).

However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and administrative sales agreements. If these retirement plan documents and administrative sales agreements have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers



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  by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.

HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?

Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.

Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market InvestmentDivision. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA



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Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -
- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.



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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the



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information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

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- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

          Hartford Life Private Placement
          (formerly named "International Corporate Marketing Group")
          Attn: Registered Products
          100 Campus Drive, Suite 250
          Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS



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ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY
AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.

There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be



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taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these



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owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

----------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

          Hartford Life Private Placement
          (formerly named "International Corporate Marketing Group")
          Attn: Registered Products
          100 Campus Drive, Suite 250
          Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F. Street, NE, Room 1580, Washington, DC 20549-0102. Please call the SEC at 202-551-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
THE ONE(R) PROVIDER(SM)
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 1, 2006
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
PERFORMANCE DATA                                                                                                                4
FINANCIAL STATEMENTS                                                                                                         SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One -- The One Provider (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2005:
$294,417; 2004: $425,214; and 2003: $1,339,101. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representative s ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO. See the Prospectus for more information about compensation.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                   ICMG SEPARATE ACCOUNT ONE -- ONE PROVIDER

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2005

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- THE ONE PROVIDER AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One -- The One Provider (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One -- The One Provider as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                         FIDELITY VIP
                           FIDELITY VIP   FIDELITY VIP      GROWTH
                           ASSET MANAGER  EQUITY-INCOME  OPPORTUNITIES
                            INVESTMENT     INVESTMENT     INVESTMENT
                             DIVISION       DIVISION       DIVISION
                           -------------  -------------  -------------
ASSETS:
  Investments
    Number of Shares.....           338         32,837           139
                            ===========    ===========    ==========
    Cost.................   $     4,860    $   656,000    $    1,715
                            ===========    ===========    ==========
    Market Value.........   $     5,053    $   833,719    $    2,405
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --            --
  Receivable from fund
   shares sold...........       --                  30       --
  Other assets...........       --             --            --
                            -----------    -----------    ----------
  Total Assets...........         5,053        833,749         2,405
                            -----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                  30       --
  Payable for fund shares
   purchased.............       --             --            --
  Other liabilities......       --             --            --
                            -----------    -----------    ----------
  Total Liabilities......       --                  30       --
                            -----------    -----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $     5,053    $   833,719    $    2,405
                            ===========    ===========    ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           415         62,797           255
  Unit Fair Value#.......   $ 12.177151    $ 13.276411    $ 9.425420

  #  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           FIDELITY VIP  FIDELITY VIP  FIDELITY VIP      PUTNAM VT        PUTNAM VT      PUTNAM VT
                           HIGH INCOME    INDEX 500    MONEY MARKET    INTERNATIONAL        VISTA         VOYAGER
                            INVESTMENT    INVESTMENT    INVESTMENT   EQUITY INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION      DIVISION      DIVISION        DIVISION         DIVISION       DIVISION
                           ------------  ------------  ------------  -----------------  -------------  -------------
ASSETS:
  Investments
    Number of Shares.....          692            49       162,749           39,799              261            163
                            ==========   ===========   ===========      ===========      ===========    ===========
    Cost.................   $    4,649   $     6,206   $   162,749      $   591,705      $     3,660    $     6,903
                            ==========   ===========   ===========      ===========      ===========    ===========
    Market Value.........   $    4,250   $     6,934   $   162,749      $   647,134      $     3,639    $     4,665
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --            --              --                --             --
  Receivable from fund
   shares sold...........      --            --                  6               23          --             --
  Other assets...........      --                  2            14         --                --             --
                            ----------   -----------   -----------      -----------      -----------    -----------
  Total Assets...........        4,250         6,936       162,769          647,157            3,639          4,665
                            ----------   -----------   -----------      -----------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --                  6               23          --             --
  Payable for fund shares
   purchased.............      --            --            --              --                --             --
  Other liabilities......      --            --            --              --                --             --
                            ----------   -----------   -----------      -----------      -----------    -----------
  Total Liabilities......      --            --                  6               23          --             --
                            ----------   -----------   -----------      -----------      -----------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $    4,250   $     6,936   $   162,763      $   647,134      $     3,639    $     4,665
                            ==========   ===========   ===========      ===========      ===========    ===========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          454           587        13,229           43,273              304            434
  Unit Fair Value#.......   $ 9.358598   $ 11.818722   $ 12.303576      $ 14.954750      $ 11.962489    $ 10.752862

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                               JPMORGAN         JPMORGAN           JPMORGAN
                           INVESTMENT TRUST    INVESTMENT      INVESTMENT TRUST
                               BALANCED           TRUST       DIVERSIFIED EQUITY
                              INVESTMENT     BOND INVESTMENT      INVESTMENT
                             DIVISION (A)     DIVISION (B)       DIVISION (C)
                           ----------------  ---------------  ------------------
ASSETS:
  Investments
    Number of Shares.....         24,121            50,324                96
                             ===========       ===========        ==========
    Cost.................    $   387,473       $   552,041        $    1,713
                             ===========       ===========        ==========
    Market Value.........    $   360,609       $   566,652        $    1,473
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                --
  Receivable from fund
   shares sold...........             13                20          --
  Other assets...........       --                --                --
                             -----------       -----------        ----------
  Total Assets...........        360,622           566,672             1,473
                             -----------       -----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             13                20          --
  Payable for fund shares
   purchased.............       --                --                --
  Other liabilities......       --                --                --
                             -----------       -----------        ----------
  Total Liabilities......             13                20          --
                             -----------       -----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $   360,609       $   566,652        $    1,473
                             ===========       ===========        ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........         33,579            38,070               153
  Unit Fair Value#.......    $ 10.739097       $ 14.884275        $ 9.619388

  #  Rounded unit values

(a) Formerly One Group Investment Trust Balanced Investment Division. Change effective May 2, 2005.
(b) Formerly One Group Investment Trust Bond Investment Division. Change effective May 2, 2005.
(c) Formerly One Group Investment Trust Diversified Equity Investment Division. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                JPMORGAN           JPMORGAN          JPMORGAN          JPMORGAN          JPMORGAN
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                              DIVERSIFIED        EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                           MID CAP INVESTMENT     INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                              DIVISION (D)       DIVISION (E)      DIVISION (F)      DIVISION (G)      DIVISION (H)
                           ------------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments
    Number of Shares.....             902             51,901             1,537             8,415              5,659
                              ===========         ==========       ===========        ==========        ===========
    Cost.................     $    14,082         $  596,642       $    17,599        $  202,484        $   100,747
                              ===========         ==========       ===========        ==========        ===========
    Market Value.........     $    18,049         $  566,763       $    17,538        $  117,474        $   111,090
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --                --                --                 --
  Receivable from fund
   shares sold...........               1                 20                 1                 4                  4
  Other assets...........        --                 --                --                --                 --
                              -----------         ----------       -----------        ----------        -----------
  Total Assets...........          18,050            566,783            17,539           117,478            111,094
                              -----------         ----------       -----------        ----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               1                 20                 1                 4                  4
  Payable for fund shares
   purchased.............        --                 --                --                --                 --
  Other liabilities......        --                 --                --                --                 --
                              -----------         ----------       -----------        ----------        -----------
  Total Liabilities......               1                 20                 1                 4                  4
                              -----------         ----------       -----------        ----------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $    18,049         $  566,763       $    17,538        $  117,474        $   111,090
                              ===========         ==========       ===========        ==========        ===========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           1,123             60,865             1,237            13,066              8,115
  Unit Fair Value#.......     $ 16.068673         $ 9.311768       $ 14.173631        $ 8.990712        $ 13.690145

                               JPMORGAN
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                             DIVISION (I)
                           ----------------
ASSETS:
  Investments
    Number of Shares.....        118,364
                             ===========
    Cost.................    $ 1,524,330
                             ===========
    Market Value.........    $ 1,881,981
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........             67
  Other assets...........       --
                             -----------
  Total Assets...........      1,882,048
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             67
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             -----------
  Total Liabilities......             67
                             -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $ 1,881,981
                             ===========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........        114,678
  Unit Fair Value#.......    $ 16.410947

(d) Formerly One Group Investment Trust Diversified Mid Cap Investment Division. Change effective May 2, 2005.
(e) Formerly One Group Investment Trust Equity Index Investment Division. Change effective May 2, 2005.
(f) Formerly One Group Investment Trust Government Bond Investment Division. Change effective May 2, 2005.
(g) Formerly One Group Investment Trust Large Cap Growth Investment Division. Change effective May 2, 2005.
(h) Formerly One Group Investment Trust Mid Cap Growth Investment Division. Change effective May 2, 2005.
(i) Formerly One Group Investment Trust Mid Cap Value Investment Division. Change effective May 2, 2005.

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         FIDELITY VIP
                           FIDELITY VIP   FIDELITY VIP      GROWTH
                           ASSET MANAGER  EQUITY-INCOME  OPPORTUNITIES
                            INVESTMENT     INVESTMENT     INVESTMENT
                             DIVISION       DIVISION       DIVISION
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  4,124        $11,376       $    297
                             --------        -------       --------
EXPENSES:
  Mortality and expense
   risk charges..........      (1,048)        (6,328)          (223)
                             --------        -------       --------
    Net investment income
     (loss)..............       3,076          5,048             74
                             --------        -------       --------
CAPITAL GAINS INCOME
 (LOSS)..................          56         26,298         --
                             --------        -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      19,862         29,877         13,800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (17,782)        (9,510)       (10,825)
                             --------        -------       --------
    Net gain (loss) on
     investments.........       2,080         20,367          2,975
                             --------        -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  5,212        $51,713       $  3,049
                             ========        =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           FIDELITY VIP  FIDELITY VIP  FIDELITY VIP      PUTNAM VT      PUTNAM VT   PUTNAM VT
                           HIGH INCOME    INDEX 500    MONEY MARKET    INTERNATIONAL      VISTA      VOYAGER
                            INVESTMENT    INVESTMENT    INVESTMENT   EQUITY INVESTMENT  INVESTMENT  INVESTMENT
                             DIVISION      DIVISION      DIVISION        DIVISION        DIVISION    DIVISION
                           ------------  ------------  ------------  -----------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............    $  5,440      $  3,126      $ 8,045          $11,493        $ --        $  1,593
                             --------      --------      -------          -------        --------    --------
EXPENSES:
  Mortality and expense
   risk charges..........        (421)       (1,146)      (1,817)          (4,303)           (951)     (1,554)
                             --------      --------      -------          -------        --------    --------
    Net investment income
     (loss)..............       5,019         1,980        6,228            7,190            (951)         39
                             --------      --------      -------          -------        --------    --------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --           --              --               --          --
                             --------      --------      -------          -------        --------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      14,847        59,568       --               29,740         (23,188)    (32,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (18,807)      (54,899)      --               31,610          41,771      46,911
                             --------      --------      -------          -------        --------    --------
    Net gain (loss) on
     investments.........      (3,960)        4,669       --               61,350          18,583      14,507
                             --------      --------      -------          -------        --------    --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  1,059      $  6,649      $ 6,228          $68,540        $ 17,632    $ 14,546
                             ========      ========      =======          =======        ========    ========

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                               JPMORGAN         JPMORGAN           JPMORGAN
                           INVESTMENT TRUST    INVESTMENT      INVESTMENT TRUST
                               BALANCED           TRUST       DIVERSIFIED EQUITY
                              INVESTMENT     BOND INVESTMENT      INVESTMENT
                             DIVISION (A)     DIVISION (B)       DIVISION (C)
                           ----------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $  9,717         $ 23,166           $    442
                               --------         --------           --------
EXPENSES:
  Mortality and expense
   risk charges..........        (2,600)          (3,844)              (298)
                               --------         --------           --------
    Net investment income
     (loss)..............         7,117           19,322                144
                               --------         --------           --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                --
                               --------         --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (11,137)           5,340             12,446
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,682          (14,351)           (12,463)
                               --------         --------           --------
    Net gain (loss) on
     investments.........          (455)          (9,011)               (17)
                               --------         --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  6,662         $ 10,311           $    127
                               ========         ========           ========

(a) Formerly One Group Investment Trust Balanced Investment Division. Change effective May 2, 2005.
(b) Formerly One Group Investment Trust Bond Investment Division. Change effective May 2, 2005.
(c) Formerly One Group Investment Trust Diversified Equity Investment Division. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                JPMORGAN           JPMORGAN          JPMORGAN          JPMORGAN          JPMORGAN
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                              DIVERSIFIED        EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                           MID CAP INVESTMENT     INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                              DIVISION (D)       DIVISION (E)      DIVISION (F)      DIVISION (G)      DIVISION (H)
                           ------------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $    462           $ 7,617           $--              $   2,425          $--
                                --------           -------           -------          ---------          --------
EXPENSES:
  Mortality and expense
   risk charges..........         (2,202)           (3,558)              (66)            (3,115)           (2,395)
                                --------           -------           -------          ---------          --------
    Net investment income
     (loss)..............         (1,740)            4,059               (66)              (690)           (2,395)
                                --------           -------           -------          ---------          --------
CAPITAL GAINS INCOME
 (LOSS)..................         11,133           --                --                 --                --
                                --------           -------           -------          ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         86,962             3,835             3,532           (240,333)           99,965
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (43,830)           14,700            (3,520)           264,614           (62,869)
                                --------           -------           -------          ---------          --------
    Net gain (loss) on
     investments.........         43,132            18,535                12             24,281            37,096
                                --------           -------           -------          ---------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 52,525           $22,594           $   (54)         $  23,591          $ 34,701
                                ========           =======           =======          =========          ========

                               JPMORGAN
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                             DIVISION (I)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  9,746
                               --------
EXPENSES:
  Mortality and expense
   risk charges..........       (10,206)
                               --------
    Net investment income
     (loss)..............          (460)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       112,708
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        91,507
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (81,164)
                               --------
    Net gain (loss) on
     investments.........        10,343
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $122,591
                               ========

(d) Formerly One Group Investment Trust Diversified Mid Cap Investment Division. Change effective May 2, 2005.
(e) Formerly One Group Investment Trust Equity Index Investment Division. Change effective May 2, 2005.
(f) Formerly One Group Investment Trust Government Bond Investment Division. Change effective May 2, 2005.
(g) Formerly One Group Investment Trust Large Cap Growth Investment Division. Change effective May 2, 2005.
(h) Formerly One Group Investment Trust Mid Cap Growth Investment Division. Change effective May 2, 2005.
(i) Formerly One Group Investment Trust Mid Cap Value Investment Division. Change effective May 2, 2005.

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         FIDELITY VIP
                           FIDELITY VIP   FIDELITY VIP      GROWTH
                           ASSET MANAGER  EQUITY-INCOME  OPPORTUNITIES
                            INVESTMENT     INVESTMENT     INVESTMENT
                             DIVISION       DIVISION       DIVISION
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $   3,076      $   5,048      $     74
  Capital gains income...           56         26,298        --
  Net realized gain
   (loss) on security
   transactions..........       19,862         29,877        13,800
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (17,782)        (9,510)      (10,825)
                             ---------      ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   5,212      $  51,713      $  3,049
                             ---------      ---------      --------
UNIT TRANSACTIONS:
  Purchases..............        5,502        179,595        --
  Net transfers..........      --              (6,460)       --
  Administration fee.....         (303)          (808)          (30)
  Surrenders for benefit
   payments and fees.....     (207,528)      (328,994)      (55,188)
  Cost of insurance and
   other fees............       (2,772)       (14,623)         (672)
  Other activity.........            3             (3)           (1)
                             ---------      ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (205,098)      (171,293)      (55,891)
                             ---------      ---------      --------
  Net increase (decrease)
   in net assets.........     (199,886)      (119,580)      (52,842)
NET ASSETS:
  Beginning of year......      204,939        953,299        55,247
                             ---------      ---------      --------
  End of year............    $   5,053      $ 833,719      $  2,405
                             =========      =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           FIDELITY VIP  FIDELITY VIP  FIDELITY VIP      PUTNAM VT       PUTNAM VT     PUTNAM VT
                           HIGH INCOME    INDEX 500    MONEY MARKET    INTERNATIONAL       VISTA        VOYAGER
                            INVESTMENT    INVESTMENT    INVESTMENT   EQUITY INVESTMENT   INVESTMENT    INVESTMENT
                             DIVISION      DIVISION      DIVISION        DIVISION         DIVISION      DIVISION
                           ------------  ------------  ------------  -----------------  ------------  ------------
OPERATIONS:
  Net investment
   income................   $   5,019     $   1,980     $   6,228        $   7,190       $    (951)    $      39
  Capital gains income...      --            --            --             --                --            --
  Net realized gain
   (loss) on security
   transactions..........      14,847        59,568        --               29,740         (23,188)      (32,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (18,807)      (54,899)       --               31,610          41,771        46,911
                            ---------     ---------     ---------        ---------       ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $   1,059     $   6,649     $   6,228        $  68,540       $  17,632     $  14,546
                            ---------     ---------     ---------        ---------       ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............      --             4,260        33,580          201,223           4,970        10,473
  Net transfers..........      --              (565)     (166,092)         (57,028)         (2,239)       (1,462)
  Administration fee.....         (56)         (292)         (208)            (509)           (317)         (544)
  Surrenders for benefit
   payments and fees.....    (155,803)     (430,734)     (168,902)        (138,716)       (179,838)     (300,002)
  Cost of insurance and
   other fees............      (1,254)       (3,182)       (4,031)         (10,137)         (2,742)       (4,206)
  Other activity.........          (1)            7            10               14              22            29
                            ---------     ---------     ---------        ---------       ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (157,114)     (430,506)     (305,643)          (5,153)       (180,144)     (295,712)
                            ---------     ---------     ---------        ---------       ---------     ---------
  Net increase (decrease)
   in net assets.........    (156,055)     (423,857)     (299,415)          63,387        (162,512)     (281,166)
NET ASSETS:
  Beginning of year......     160,305       430,793       462,178          583,747         166,151       285,831
                            ---------     ---------     ---------        ---------       ---------     ---------
  End of year............   $   4,250     $   6,936     $ 162,763        $ 647,134       $   3,639     $   4,665
                            =========     =========     =========        =========       =========     =========

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              JPMORGAN       JPMORGAN         JPMORGAN
                             INVESTMENT     INVESTMENT    INVESTMENT TRUST
                           TRUST BALANCED   TRUST BOND   DIVERSIFIED EQUITY
                             INVESTMENT     INVESTMENT       INVESTMENT
                            DIVISION (A)   DIVISION (B)     DIVISION (C)
                           --------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................    $   7,117      $  19,322        $     144
  Capital gains income...      --              --             --
  Net realized gain
   (loss) on security
   transactions..........      (11,137)         5,340           12,446
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       10,682        (14,351)         (12,463)
                             ---------      ---------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   6,662      $  10,311        $     127
                             ---------      ---------        ---------
UNIT TRANSACTIONS:
  Purchases..............       48,771         61,852            1,479
  Net transfers..........       16,832         43,041         --
  Administration fee.....         (449)          (531)             (83)
  Surrenders for benefit
   payments and fees.....     (227,577)      (292,117)        (180,506)
  Cost of insurance and
   other fees............       (5,856)        (8,953)            (746)
  Other activity.........            3              3                1
                             ---------      ---------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (168,276)      (196,705)        (179,855)
                             ---------      ---------        ---------
  Net increase (decrease)
   in net assets.........     (161,614)      (186,394)        (179,728)
NET ASSETS:
  Beginning of year......      522,223        753,046          181,201
                             ---------      ---------        ---------
  End of year............    $ 360,609      $ 566,652        $   1,473
                             =========      =========        =========

(a) Formerly One Group Investment Trust Balanced Investment Division. Change effective May 2, 2005.
(b) Formerly One Group Investment Trust Bond Investment Division. Change effective May 2, 2005.
(c) Formerly One Group Investment Trust Diversified Equity Investment Division. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                JPMORGAN           JPMORGAN          JPMORGAN          JPMORGAN          JPMORGAN
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                              DIVERSIFIED        EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                           MID CAP INVESTMENT     INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                              DIVISION (D)       DIVISION (E)      DIVISION (F)      DIVISION (G)      DIVISION (H)
                           ------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (1,740)          $  4,059          $    (66)        $    (690)         $  (2,395)
  Capital gains income...         11,133            --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........         86,962              3,835             3,532          (240,333)            99,965
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (43,830)            14,700            (3,520)          264,614            (62,869)
                               ---------           --------          --------         ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $  52,525           $ 22,594          $    (54)        $  23,591          $  34,701
                               ---------           --------          --------         ---------          ---------
UNIT TRANSACTIONS:
  Purchases..............          3,847             73,474            14,972            31,328             45,890
  Net transfers..........       --                   88,921             1,255           (76,599)          (138,565)
  Administration fee.....           (470)              (403)              (15)             (661)              (614)
  Surrenders for benefit
   payments and fees.....       (406,317)           (52,458)          (84,430)         (424,012)          (336,537)
  Cost of insurance and
   other fees............         (6,978)            (8,126)              (59)           (8,064)            (6,488)
  Other activity.........            (23)                (1)              (16)               21                 (3)
                               ---------           --------          --------         ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (409,941)           101,407           (68,293)         (477,987)          (436,317)
                               ---------           --------          --------         ---------          ---------
  Net increase (decrease)
   in net assets.........       (357,416)           124,001           (68,347)         (454,396)          (401,616)
NET ASSETS:
  Beginning of year......        375,465            442,762            85,885           571,870            512,706
                               ---------           --------          --------         ---------          ---------
  End of year............      $  18,049           $566,763          $ 17,538         $ 117,474          $ 111,090
                               =========           ========          ========         =========          =========

                               JPMORGAN
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                             DIVISION (I)
                           ----------------
OPERATIONS:
  Net investment
   income................     $     (460)
  Capital gains income...        112,708
  Net realized gain
   (loss) on security
   transactions..........         91,507
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (81,164)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  122,591
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        492,579
  Net transfers..........        298,963
  Administration fee.....         (1,207)
  Surrenders for benefit
   payments and fees.....       (618,231)
  Cost of insurance and
   other fees............        (23,313)
  Other activity.........            (58)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        148,733
                              ----------
  Net increase (decrease)
   in net assets.........        271,324
NET ASSETS:
  Beginning of year......      1,610,657
                              ----------
  End of year............     $1,881,981
                              ==========

(d) Formerly One Group Investment Trust Diversified Mid Cap Investment Division. Change effective May 2, 2005.
(e) Formerly One Group Investment Trust Equity Index Investment Division. Change effective May 2, 2005.
(f) Formerly One Group Investment Trust Government Bond Investment Division. Change effective May 2, 2005.
(g) Formerly One Group Investment Trust Large Cap Growth Investment Division. Change effective May 2, 2005.
(h) Formerly One Group Investment Trust Mid Cap Growth Investment Division. Change effective May 2, 2005.
(i) Formerly One Group Investment Trust Mid Cap Value Investment Division. Change effective May 2, 2005.

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         FIDELITY VIP
                           FIDELITY VIP   FIDELITY VIP      GROWTH
                           ASSET MANAGER  EQUITY-INCOME  OPPORTUNITIES
                            INVESTMENT     INVESTMENT     INVESTMENT
                             DIVISION       DIVISION       DIVISION
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $  1,929       $  4,129        $   (86)
  Capital gains income...      --              2,523         --
  Net realized gain
   (loss) on security
   transactions..........         885          3,977          2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       9,027         80,905          2,338
                             --------       --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $ 11,841       $ 91,534        $ 4,472
                             --------       --------        -------
UNIT TRANSACTIONS:
  Purchases..............      35,522         55,390         --
  Transfers..............      69,393        208,951          2,031
  Surrenders for benefit
   payments and fees.....     (19,036)       (66,043)        (3,859)
  Cost of insurance and
   other fees............      (2,631)       (16,238)          (832)
  Other activity.........           7             (6)            (2)
                             --------       --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      83,255        182,054         (2,662)
                             --------       --------        -------
  Net increase (decrease)
   in net assets.........      95,096        273,588          1,810
NET ASSETS:
  Beginning of year......     109,843        679,711         53,437
                             --------       --------        -------
  End of year............    $204,939       $953,299        $55,247
                             ========       ========        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           FIDELITY VIP  FIDELITY VIP  FIDELITY VIP      PUTNAM VT      PUTNAM VT   PUTNAM VT
                           HIGH INCOME    INDEX 500    MONEY MARKET    INTERNATIONAL      VISTA      VOYAGER
                            INVESTMENT    INVESTMENT    INVESTMENT   EQUITY INVESTMENT  INVESTMENT  INVESTMENT
                             DIVISION      DIVISION      DIVISION        DIVISION        DIVISION    DIVISION
                           ------------  ------------  ------------  -----------------  ----------  ----------
OPERATIONS:
  Net investment
   income................    $  8,266      $  2,523     $   3,008        $   7,339       $ (1,157)   $ (1,172)
  Capital gains income...      --            --            --             --               --          --
  Net realized gain
   (loss) on security
   transactions..........       1,219         8,440        --              100,976          3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,269        33,142        --               15,207         26,177      (1,660)
                             --------      --------     ---------        ---------       --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $ 13,754      $ 44,105     $   3,008        $ 123,522       $ 28,583    $  9,700
                             --------      --------     ---------        ---------       --------    --------
UNIT TRANSACTIONS:
  Purchases..............      17,455        37,275       161,882           26,265         24,664      70,616
  Transfers..............      40,776        27,391      (584,805)          81,011         18,625     (73,449)
  Surrenders for benefit
   payments and fees.....     (23,122)      (84,885)      (35,551)        (518,636)       (73,347)    (81,845)
  Cost of insurance and
   other fees............      (2,073)       (7,422)      (10,452)         (14,148)        (4,470)     (7,249)
  Other activity.........      --                (7)            3              267             15           6
                             --------      --------     ---------        ---------       --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      33,036       (27,648)     (468,923)        (425,241)       (34,513)    (91,921)
                             --------      --------     ---------        ---------       --------    --------
  Net increase (decrease)
   in net assets.........      46,790        16,457      (465,915)        (301,719)        (5,930)    (82,221)
NET ASSETS:
  Beginning of year......     113,515       414,336       928,093          885,466        172,081     368,052
                             --------      --------     ---------        ---------       --------    --------
  End of year............    $160,305      $430,793     $ 462,178        $ 583,747       $166,151    $285,831
                             ========      ========     =========        =========       ========    ========

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             ONE GROUP     ONE GROUP       ONE GROUP
                             INVESTMENT    INVESTMENT   INVESTMENT TRUST
                           TRUST BALANCED  TRUST BOND  DIVERSIFIED EQUITY
                             INVESTMENT    INVESTMENT      INVESTMENT
                              DIVISION      DIVISION        DIVISION
                           --------------  ----------  ------------------
OPERATIONS:
  Net investment
   income................   $    69,993    $  34,723        $   (346)
  Capital gains income...       --            --            --
  Net realized gain
   (loss) on security
   transactions..........       235,235        6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (157,139)      (8,987)         10,851
                            -----------    ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $   148,089    $  32,370        $ 10,645
                            -----------    ---------        --------
UNIT TRANSACTIONS:
  Purchases..............        42,738       65,139          21,962
  Transfers..............        (2,589)    (160,108)         98,601
  Surrenders for benefit
   payments and fees.....    (3,906,831)     (78,647)        (37,621)
  Cost of insurance and
   other fees............       (45,284)     (15,036)         (2,578)
  Other activity.........            16           23               4
                            -----------    ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,911,950)    (188,629)         80,368
                            -----------    ---------        --------
  Net increase (decrease)
   in net assets.........    (3,763,861)    (156,259)         91,013
NET ASSETS:
  Beginning of year......     4,286,084      909,305          90,188
                            -----------    ---------        --------
  End of year............   $   522,223    $ 753,046        $181,201
                            ===========    =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                               ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST   INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                              DIVERSIFIED        EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                           MID CAP INVESTMENT     INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION           DIVISION          DIVISION          DIVISION          DIVISION
                           ------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (3,652)        $     5,325         $  4,410        $    (5,658)        $  (3,523)
  Capital gains income...       --                  --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........        131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (23,395)           (110,458)             479            (48,743)           42,894
                               ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 104,760         $   119,167         $  4,828        $    90,607         $  58,222
                               ---------         -----------         --------        -----------         ---------
UNIT TRANSACTIONS:
  Purchases..............          2,901              57,393           14,876             70,948            36,414
  Transfers..............        112,638             (51,497)         (15,366)           (54,119)          (78,249)
  Surrenders for benefit
   payments and fees.....       (684,532)         (1,160,942)         (55,129)        (1,166,290)          (77,692)
  Cost of insurance and
   other fees............        (10,759)            (16,126)          (2,032)           (18,502)          (11,016)
  Other activity.........           (285)               (695)               2               (740)               31
                               ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (580,037)         (1,171,867)         (57,649)        (1,168,703)         (130,512)
                               ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets.........       (475,277)         (1,052,700)         (52,821)        (1,078,096)          (72,290)
NET ASSETS:
  Beginning of year......        850,742           1,495,462          138,706          1,649,966           584,996
                               ---------         -----------         --------        -----------         ---------
  End of year............      $ 375,465         $   442,762         $ 85,885        $   571,870         $ 512,706
                               =========         ===========         ========        ===========         =========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment
   income................     $   (3,340)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        193,178
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  234,937
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        177,944
  Transfers..............        385,538
  Surrenders for benefit
   payments and fees.....       (411,140)
  Cost of insurance and
   other fees............        (23,883)
  Other activity.........            (59)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        128,400
                              ----------
  Net increase (decrease)
   in net assets.........        363,337
NET ASSETS:
  Beginning of year......      1,247,320
                              ----------
  End of year............     $1,610,657
                              ==========

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One--The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Divisions"): the Fidelity VIP Asset Manager Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP Growth Opportunities Investment Division, Fidelity VIP High Income Investment Division, Fidelity VIP Index 500 Investment Division, Fidelity VIP Money Market Investment Division, Putnam VT International Equity Investment Division, Putnam VT Vista Investment Division, Putnam VT Voyager Investment Division, JPMorgan Investment Trust Balanced Investment Division, JPMorgan Investment Trust Bond Investment Division, JPMorgan Investment Trust Diversified Equity Investment Division, JPMorgan Investment Trust Diversified Mid Cap Investment Division, JPMorgan Investment Trust Equity Index Investment Division, JPMorgan Investment Trust Government Bond Investment Division, JPMorgan Investment Trust Large Cap Growth Investment Division, JPMorgan Investment Trust Mid Cap Growth Investment Division and JPMorgan Investment Trust Mid Cap Value Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company, as an issuer of variable life insurance contracts, provides the mortality and expense risk charges and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are

_____________________________________ SA-18 ____________________________________
      reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                          PURCHASES   PROCEEDS FROM
INVESTMENT DIVISION                        AT COST        SALES
-------------------                       ----------  -------------
Fidelity VIP Asset Manager Investment
 Division...............................  $    9,633   $  211,599
Fidelity VIP Equity-Income Investment
 Division...............................     368,206      508,153
Fidelity VIP Growth Opportunities
 Investment Division....................         297       56,115
Fidelity VIP High Income Investment
 Division...............................       5,440      157,536
Fidelity VIP Index 500 Investment
 Division...............................       7,333      435,861
Fidelity VIP Money Market Investment
 Division...............................      67,909      367,335
Putnam VT International Equity
 Investment Division....................     396,954      394,917
Putnam VT Vista Investment Division.....       4,916      186,010
Putnam VT Voyager Investment Division...      11,995      307,668
JPMorgan Investment Trust Balanced
 Investment Division....................     116,137      277,297
JPMorgan Investment Trust Bond
 Investment Division....................     126,498      303,882
JPMorgan Investment Trust Diversified
 Equity Investment Division.............       1,910      181,621
JPMorgan Investment Trust Diversified
 Mid Cap Investment Division............      15,353      415,902
JPMorgan Investment Trust Equity Index
 Investment Division....................     223,685      118,219
JPMorgan Investment Trust Government
 Bond Investment Division...............      19,648       88,008
JPMorgan Investment Trust Large Cap
 Growth Investment Division.............      82,405      561,082
JPMorgan Investment Trust Mid Cap Growth
 Investment Division....................      45,474      484,186
JPMorgan Investment Trust Mid Cap Value
 Investment Division....................   1,008,207      747,225
                                          ----------   ----------
                                          $2,512,000   $5,802,616
                                          ==========   ==========

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                      UNITS    UNITS    NET INCREASE
INVESTMENT DIVISION                  ISSUED   REDEEMED   (DECREASE)
-------------------                  -------  --------  ------------
Fidelity VIP Asset Manager
 Investment Division...............      473   17,436      (16,963)
Fidelity VIP Equity-Income
 Investment Division...............   26,417   39,066      (12,649)
Fidelity VIP Growth Opportunities
 Investment Division...............    --       6,085       (6,085)
Fidelity VIP High Income Investment
 Division..........................    --      16,994      (16,994)
Fidelity VIP Index 500 Investment
 Division..........................      381   37,755      (37,374)
Fidelity VIP Money Market
 Investment Division...............    4,972   30,202      (25,230)
Putnam VT International Equity
 Investment Division...............   28,215   28,454         (239)
Putnam VT Vista Investment
 Division..........................      465   15,637      (15,172)
Putnam VT Voyager Investment
 Division..........................    1,055   28,534      (27,479)
JPMorgan Investment Trust Balanced
 Investment Division...............   10,086   26,028      (15,942)
JPMorgan Investment Trust Bond
 Investment Division...............    7,067   20,464      (13,397)
JPMorgan Investment Trust
 Diversified Equity Investment
 Division..........................      160   19,158      (18,998)
JPMorgan Investment Trust
 Diversified Mid Cap
 InvestmentDivision................      269   26,330      (26,061)
JPMorgan Investment Trust Equity
 Index Investment Division.........   24,011   12,492       11,519
JPMorgan Investment Trust
 Government Bond Investment
 Division..........................    1,379    6,348       (4,969)
JPMorgan Investment Trust Large Cap
 Growth Investment Division........    9,424   62,747      (53,323)
JPMorgan Investment Trust Mid Cap
 Growth Investment Division........    3,679   36,900      (33,221)
JPMorgan Investment Trust Mid Cap
 Value Investment Division.........   56,664   49,007        7,657

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS     NET INCREASE
INVESTMENT DIVISION                    ISSUED      REDEEMED     (DECREASE)
-------------------                  -----------  -----------  ------------
Fidelity VIP Asset Manager
 Investment Division...............       10,671        3,042        7,628
Fidelity VIP Equity-Income
 Investment Division...............       36,128       20,210       15,918
Fidelity VIP Growth Opportunities
 Investment Division...............        1,459        1,641         (182)
Fidelity VIP High Income Investment
 Division..........................        8,281        4,270        4,011
Fidelity VIP Index 500 Investment
 Division..........................        6,997        9,160       (2,163)
Fidelity VIP Money Market
 Investment Division...............       16,332       55,528      (39,196)
Putnam VT International Equity
 Investment Division...............       24,664       57,344      (32,680)
Putnam VT Vista Investment
 Division..........................        5,184        8,595       (3,411)
Putnam VT Voyager Investment
 Division..........................       10,013       19,606       (9,593)
One Group Investment Trust Balanced
 Investment Division...............       15,309      392,729     (377,420)
One Group Investment Trust Bond
 Investment Division...............       17,483       30,311      (12,828)
One Group Investment Trust
 Diversified Equity Investment
 Division..........................       17,446        8,432        9,014
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................       24,076       66,910      (42,834)
One Group Investment Trust Equity
 Index Investment Division.........       50,895      184,256     (133,361)
One Group Investment Trust
 Government Bond Investment
 Division..........................        2,481        6,695       (4,214)
One Group Investment Trust Large
 Cap Growth Investment Division....       52,203      189,528     (137,325)
One Group Investment Trust Mid Cap
 Growth Investment Division........        8,970       20,405      (11,435)
One Group Investment Trust Mid Cap
 Value Investment Division.........       48,918       36,916       12,002

_____________________________________ SA-20 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
FIDELITY VIP ASSET MANAGER INVESTMENT DIVISION
  2005  Lowest contract charges           415   $12.177151    $     5,053      0.65%          2.56%          3.25%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        17,378    11.793338        204,939      0.65%          1.91%          4.67%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges         9,749    11.266688        109,843      0.65%          1.68%         17.15%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges         3,900     9.617927         37,509      0.65%          4.09%         (9.44)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges         4,874    10.620873         51,763      0.63%          1.52%         (4.86)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2005  Lowest contract charges        62,797    13.276411        833,719      0.65%          1.17%          5.07%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        75,446    12.635477        953,299      0.65%          1.11%         10.66%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        59,528    11.418406        679,711      0.65%          1.13%         29.38%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        29,403     8.825706        259,502      0.65%          1.12%        (17.54)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        12,587    10.702466        134,716      0.62%          0.76%         (5.70)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
FIDELITY VIP GROWTH OPPORTUNITIES INVESTMENT DIVISION
  2005  Lowest contract charges           255   $ 9.425420    $     2,405      0.65%          0.87%          8.16%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges         6,340     8.714629         55,247      0.65%          0.48%          6.36%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges         6,522     8.193212         53,437      0.64%       --               28.82%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges         2,746     6.360106         17,463      0.65%          1.09%        (22.42)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges         4,544     8.198401         37,255      0.63%          0.09%        (14.99)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
FIDELITY VIP HIGH INCOME INVESTMENT DIVISION
  2005  Lowest contract charges           454     9.358598          4,250      0.66%          8.50%          1.86%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        17,448     9.187813        160,305      0.65%          6.69%          8.76%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        13,437     8.448054        113,515      0.65%          4.36%         26.15%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges         6,351     6.696940         42,534      0.65%          5.24%          2.95%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges         2,065     6.505243         13,434      0.63%         10.28%        (12.47)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-22 ____________________________________

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
FIDELITY VIP INDEX 500 INVESTMENT DIVISION
  2005  Lowest contract charges           587   $11.818722    $     6,936      0.66%          1.79%          4.15%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        37,961    11.348373        430,793      0.65%          1.22%          9.90%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        40,124    10.326447        414,336      0.65%          1.18%         27.58%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        26,886     8.094271        217,622      0.65%          1.40%        (22.75)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges       171,322    10.478392      1,795,175      0.64%          1.16%        (12.67)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
FIDELITY VIP MONEY MARKET INVESTMENT DIVISION
  2005  Lowest contract charges        13,229    12.303576        162,763      0.65%          2.90%          2.38%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        38,459    12.017574        462,178      0.65%          1.14%          0.55%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        77,655    11.951555        928,093      0.65%          0.98%          0.34%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        43,907    11.910489        522,950      0.65%          1.69%          1.04%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        46,952    11.788373        553,486      0.54%          2.32%          3.49%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
PUTNAM VT INTERNATIONAL EQUITY INVESTMENT DIVISION
  2005  Lowest contract charges        43,273    14.954750        647,134      0.65%          1.74%         11.47%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        43,512    13.415859        583,747      0.65%          1.52%         15.44%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        76,192    11.621485        885,466      0.65%          0.68%         27.70%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        49,828     9.100942        453,484      0.65%          0.79%        (18.20)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        35,691    11.126224        397,101      0.64%          0.25%        (21.13)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
PUTNAM VT VISTA INVESTMENT DIVISION
  2005  Lowest contract charges           304   $11.962489    $     3,639      0.65%       --               11.42%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        15,476    10.736207        166,151      0.65%       --               17.84%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        18,887     9.111099        172,081      0.65%       --               32.30%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        18,498     6.886573        127,390      0.65%       --              (31.05)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        15,826     9.987832        158,066      0.64%       --              (33.93)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
PUTNAM VT VOYAGER INVESTMENT DIVISION
  2005  Lowest contract charges           434    10.752862          4,665      0.65%          0.67%          5.01%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        27,913    10.240051        285,831      0.65%          0.31%          4.35%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        37,506     9.813150        368,052      0.65%          0.30%         24.10%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        25,084     7.907448        198,354      0.65%          0.58%        (27.01)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        16,773    10.833213        181,705      0.64%       --              (22.91)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST BALANCED INVESTMENT DIVISION
  2005  Lowest contract charges        33,579    10.739097        360,609      0.65%          2.43%          1.84%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        49,521    10.545485        522,223      0.65%          2.41%          5.05%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges       426,941    10.039048      4,286,084      0.65%          2.24%         16.44%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges       300,897     8.621597      2,594,211      0.65%       --              (12.26)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges       192,254     9.825831      1,889,056      0.64%          2.94%         (4.19)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-24 ____________________________________

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
JPMORGAN INVESTMENT TRUST BOND INVESTMENT DIVISION
  2005  Lowest contract charges        38,070   $14.884275    $   566,652      0.65%          3.91%          1.73%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        51,467    14.631725        753,046      0.65%          4.76%          3.46%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        64,295    14.142776        909,305      0.65%          5.65%          3.20%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        85,524    13.704248      1,172,048      0.65%          0.01%          9.28%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        38,086    12.540875        477,646      0.58%         15.94%          8.25%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY INVESTMENT DIVISION
  2005  Lowest contract charges           153     9.619388          1,473      0.67%          0.99%          1.67%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        19,151     9.461848        181,201      0.65%          0.44%          6.35%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        10,137     8.896834         90,188      0.65%          1.03%         25.12%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        24,231     7.110906        172,301      0.64%       --              (24.27)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges         2,977     9.389656         27,951      0.63%          0.52%        (11.20)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP INVESTMENT DIVISION
  2005  Lowest contract charges         1,123    16.068673         18,049      0.65%          0.14%         16.34%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        27,184    13.812110        375,465      0.65%          0.18%         13.68%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        70,018    12.150373        850,742      0.65%          0.18%         29.59%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        60,442     9.375794        566,693      0.65%       --              (18.34)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        45,283    11.481249        519,910      0.64%          0.24%         (4.65)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
JPMORGAN INVESTMENT TRUST EQUITY INDEX INVESTMENT DIVISION
  2005  Lowest contract charges        60,865   $ 9.311768    $   566,763      0.65%          1.38%          3.78%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        49,346     8.972652        442,762      0.65%          1.08%          9.62%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges       182,707     8.185051      1,495,462      0.65%          0.89%         27.15%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges       126,082     6.437252        811,619      0.65%       --              (22.98)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        81,021     8.358182        677,186      0.64%          0.84%        (12.91)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST GOVERNMENT BOND INVESTMENT DIVISION
  2005  Lowest contract charges         1,237    14.173631         17,538      0.69%       --                2.42%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges         6,206    13.839155         85,885      0.65%          4.52%          3.96%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        10,420    13.311830        138,706      0.65%          4.34%          1.88%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges         6,330    13.066566         82,709      0.64%       --               11.53%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges           912    11.715705         10,689      0.64%          5.51%          6.36%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH INVESTMENT DIVISION
  2005  Lowest contract charges        13,066     8.990712        117,474      0.65%          0.51%          4.37%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        66,389     8.613992        571,870      0.65%          0.24%          6.35%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges       203,714     8.099437      1,649,966      0.65%          0.09%         26.71%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges       164,133     6.391990      1,049,136      0.65%       --              (28.94)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges       100,643     8.995439        905,325      0.64%       --              (20.79)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

_____________________________________ SA-26 ____________________________________

                                                   UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
INVESTMENT DIVISION                  UNITS     FAIR VALUE #  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
-------------------                ----------  ------------  --------------  -------  --------------  -------------
JPMORGAN INVESTMENT TRUST MID CAP GROWTH INVESTMENT DIVISION
  2005  Lowest contract charges         8,115   $13.690145    $   111,090      0.65%       --               10.37%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges        41,335    12.403548        512,706      0.65%       --               11.89%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        52,771    11.085663        584,996      0.65%       --               26.32%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        32,816     8.775549        287,977      0.65%       --              (20.65)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        25,223    11.058913        278,934      0.63%       --              (11.23)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
JPMORGAN INVESTMENT TRUST MID CAP VALUE INVESTMENT DIVISION
  2005  Lowest contract charges       114,678    16.410947      1,881,981      0.65%          0.62%          9.04%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2004  Lowest contract charges       107,021    15.049942      1,610,657      0.65%          0.43%         14.65%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2003  Lowest contract charges        95,019    13.127082      1,247,320      0.64%          0.22%         31.89%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2002  Lowest contract charges        19,052     9.375794        189,619      0.65%       --              (13.41)%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --
  2001  Lowest contract charges        12,619    11.494657        145,046      0.64%          0.59%          4.12%
        Highest contract charges       --          --             --           --          --             --
        Remaining contract
        charges                        --          --             --           --          --             --

  * This represents the annualized contract expenses of the Investment Division for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the Fund in which the Investment Division invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

_____________________________________ SA-27 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, and Administrative Charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

   These charges are a redemption of units.

_____________________________________ SA-28 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099